Derivative Instruments and Hedging Activities Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended	36 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2019
Schedule of Trading Securities and Other Trading Assets
Derivative, notional amount	$ 855.0
Forecast [Member]
Schedule of Trading Securities and Other Trading Assets
Net gains on interest rate cash flow hedges, recorded in AOCI		$ 12.0
Term for expected losses recorded in AOCI		12 months
Maximum term of time in cash flow hedge			3 years
Swaption [Member]
Schedule of Trading Securities and Other Trading Assets
Derivative, notional amount	855.0
Upfront premiums paid	$ 37.8